Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues from products and services, and gross profit
	For the Years Ended December 31,
	2020	2019	2018
Segment revenue:
Technical support plans	$53,305	$83,731	$5,112,520
Software customization services	-	246,269	-
Total revenue from continuing operations	53,305	330,000	5,112,520
Total revenue from discontinued operations	$-	$379,630	$-

Gross profit	$14,771	$286,944	$3,459,492